Jul. 02, 2024
Rayliant Quantamental China Equity Fund

The Advisors' Inner Circle Fund III

Rayliant Quantamental China Equity ETF (the “Fund”)

Supplement dated July 2, 2024

to the Fund’s Summary Prospectus and Prospectus,

each dated January 28, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, all references to “China AMC CSI 300 Index” in the Prospectus and Summary Prospectus are hereby deleted and replaced with “CSI 300 Index.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RAY-SK-005-0100